Debt 6.75% Senior Subordinated Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Current Fiscal Year End Date	--12-31
Cash Tax Benefit of Convertible Debt	$ 28,700,000	$ 20,800,000	$ 10,400,000
Write Off Of Deferred Debt Issuance Cost	4,784,000	12,466,000	6,012,000
Cumulative Cash Tax Benefit of Convertible Debt	192,100,000
Debt Instrument, Unamortized Discount	573,082,000	462,274,000
Convertible Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.75%
Write Off Of Deferred Debt Issuance Cost	2,400,000	3,800,000
Debt Instrument, Convertible, Carrying Amount of Equity Component	11,437,000
Debt Instrument, Unamortized Discount	45,098,000	113,446,000
Debt Instrument, Convertible, Remaining Discount Amortization Period	12 years
4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Debt Instrument, Convertible, Carrying Amount of Equity Component	119,396,000
Debt Instrument, Unamortized Discount	121,017,000	138,734,000
Debt Instrument, Convertible, Remaining Discount Amortization Period	19 years 183 days
3.25% Convertible Senior Debentures, Due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.25%
Debt Instrument, Convertible, Carrying Amount of Equity Component	245,433,000
Debt Instrument, Unamortized Discount	$ 34,374,000	$ 49,718,000
Debt Instrument, Convertible, Remaining Discount Amortization Period	2 years